Business Combinations - Additional Information (Detail)	1 Months Ended	3 Months Ended	12 Months Ended			636 Months Ended		1 Months Ended		6 Months Ended	12 Months Ended			3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended		3 Months Ended	12 Months Ended				12 Months Ended				12 Months Ended															1 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended		12 Months Ended							1 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Jun. 27, 2010 USD ($)	Sep. 29, 2012 USD ($)	Sep. 29, 2012 USD ($)	Sep. 24, 2011 USD ($)	Sep. 25, 2010 USD ($)	Sep. 29, 2012 Property, plant and equipment [Member] USD ($)	Sep. 29, 2012 Land and buildings [Member] USD ($)	Aug. 01, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Jun. 30, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] GTI Diagnostics [Member] USD ($)	Jul. 31, 2010 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Oct. 31, 2009 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2010 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Prodesse [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] GBP (£)	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Minimum [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Minimum [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Maximum [Member] USD ($)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Maximum [Member]	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] USD ($)	Apr. 30, 2009 GEN-PROBE INCORPORATED [Member] Tepnel Life Sciences Plc [Member] GBP (£)	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Developed technology [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Customer contract [Member]	Sep. 29, 2012 GEN-PROBE INCORPORATED [Member] Trade names [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] In-process research and development [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Minimum [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Patents [Member] Maximum [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Customer relationships [Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trade secrets [Member] GTI Diagnostics [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Developed technology [Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member] Prodesse [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Trademarks / trade names (Member] Tepnel Life Sciences Plc [Member]	Dec. 31, 2011 GEN-PROBE INCORPORATED [Member] Computer Software, Intangible Asset [Member] Tepnel Life Sciences Plc [Member]	Jun. 01, 2011 TCT International Co., Ltd. [Member] USD ($) Y	Sep. 29, 2012 TCT International Co., Ltd. [Member] USD ($) Y	Sep. 24, 2011 TCT International Co., Ltd. [Member] USD ($)	Dec. 24, 2011 TCT International Co., Ltd. [Member] USD ($)	Sep. 29, 2012 TCT International Co., Ltd. [Member] Trade names [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member] Customer relationships [Member]	Sep. 29, 2012 TCT International Co., Ltd. [Member] Business licenses [Member]	Jan. 06, 2011 Interlace Medical, Inc [Member] USD ($)	Mar. 24, 2012 Interlace Medical, Inc [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] USD ($)	Sep. 24, 2011 Interlace Medical, Inc [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] First measurement period [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] Second measurement period [Member] USD ($)	Sep. 29, 2012 Interlace Medical, Inc [Member] Developed technology [Member]	Sep. 29, 2012 Interlace Medical, Inc [Member] Trade names [Member]	Sep. 29, 2012 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Sep. 24, 2011 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Minimum [Member]	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Maximum [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Developed technology [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] Trade names [Member] USD ($)	Jul. 19, 2011 Beijing Healthcome Technology Company, Ltd. [Member] In-process research and development [Member] USD ($)	Aug. 05, 2012 Sentinelle Medical Inc. [Member] USD ($)	Sep. 29, 2012 Sentinelle Medical Inc. [Member] USD ($)	Sep. 24, 2011 Sentinelle Medical Inc. [Member] USD ($)	Aug. 05, 2010 Sentinelle Medical Inc. [Member] USD ($)	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Minimum [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Maximum [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Developed technology [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Trade names [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] In-process research and development [Member]	Sep. 29, 2012 Sentinelle Medical Inc. [Member] Non-competition agreements [Member]
Business Acquisition [Line Items]
Cash paid per share								$ 82.75
Amount paid to share holders								$ 3,800,000,000
Amount paid to equity award holders								169,000,000
Net debt obtained by the Company to finance the acquisition								3,480,000,000
Direct transaction costs incurred								34,300,000
Remaining fair value of stock options assumed to be recognized as compensation expense											23,200,000
Vesting period											3 years 6 months
Risk-free interest rate			0.70%	1.00%	1.80%						0.41%
Expected volatility											39.90%
Expected life											3 years 7 months 6 days
Dividend, rate											0.00%
Weighted average fair value of stock options											$ 7.07
Discount rate used to present value intangible assets and/or contingent consideration																									10.00%		12.00%																							12.50%		15.60%		12.70%									27.00%	30.00%					17.00%		16.50%	15.00%	16.00%			17.00%
In-process research and development expense											227,000,000
In-process research and development, value											7,000,000
Total cost of completion of IPR&D projects											54,200,000
Discount rate											12.00%
Estimated useful lives												11 years												2 years		20 years				12 years 6 months	13 years	11 years	5 years	10 years	6 years	9 years	10 years	12 years	12 years	20 years	12 years	20 years	20 years	5 years														15 years	13 years						13 years	7 years											3 years
Fair value adjustment to increase the carrying amount						107,900,000	70,600,000
Revenue earned by Gen-Probe post-acquisition											89,500,000
Pre-tax income (loss) from Gen-Probe post-acquisition											47,700,000
Acquisition of equity interest, percentage																																													100.00%							100.00%										100.00%									100.00%
Total purchase price								3,972,176,000						53,000,000	53,000,000					62,005,000	137,093,000	137,093,000																							148,428,000							213,398,000																			114,251,000
Cash portion of purchase price																																													135,000,000																	8,800,000
Acquisition on a net-cash basis								3,967,866,000								53,000,000												137,100,000	92,800,000																100,000,000			900,000				126,798,000																			84,751,000
Deferred payment		1,655,000	1,655,000	47,258,000																																									35,000,000	47,500,000
Estimated working capital adjustment																																													13,200,000
Deferred payment, period deferred (Years)																																													1
Payments of Working Capital																																														8,500,000
Number of annual contingent payments																																														2
Maximum contingent earn-out payment																																														200,000,000
Compensation expense																																														75,500,000	17,600,000
Payment of contingent consideration			51,680,000	4,294,000	0				10,000,000				10,000,000				10,000,000																													54,000,000										51,800,000													4,100,000	4,300,000
Accrued contingent consideration																																														39,100,000
Finite-lived intangible assets, weighted average useful life, years																																																	12 years	12 years 8 months 12 days	10 years																							19 years	9 years
Additional cash payment with the company may require to pay to security holders																		25,000,000						0		25,000,000																										225,000,000												7,100,000							250,000,000
Contingent consideration arrangements recorded as compensation expense			81,031,000	20,002,000	0																																									75,459,000	17,581,000					2,100,000			2,102,000					5,600,000	300,000
Contingent consideration liability, fair value																																																						86,600,000														29,500,000
Contingent consideration obligation, fair value																																																						41,800,000			83,000,000												3,400,000
Contingent consideration - fair value adjustments			38,466,000	(8,016,000)	0					(783,000)			(7,994,000)																																									41,830,000	6,312,000														(3,364,000)	(14,328,000)
Payment of contingent consideration classified in the financing section of the statement of cash flows																																																					47,600,000
Finite-lived intangible assets, weighted average useful life, amount									106,619,000			106,619,000	120,270,000																																																				3,300,000	200,000	900,000
The excess of the purchase price over the fair value recorded to goodwill								1,652,546,000						26,801,000	26,801,000					32,981,000	70,395,000	70,395,000																							75,161,000							88,081,000										6,400,000									48,617,000
Original purchase price allocated to goodwill														28,000,000	28,000,000
Net decrease in goodwill															1,200,000
Business acquisition purchase price allocation amortizable research and development assets														11,900,000
Impairment charge														4,000,000
Revised fair value of acquired research and development asset														7,900,000	7,900,000
Purchase consideration, subject to a designed pre-closing operating income adjustment																		60,000,000
classified as in-process research and development																			1.1
Ordinary share cancelled and converted into rights to receive cash																						0.40	27.10
Goodwill impairment charge	$ 76,723,000	$ 5,826,000	$ 5,826,000	$ 0	$ 76,723,000							$ 8,752,000									$ 8,700,000
Weighted average cost of capital																					10.00%
Long-term growth rate																					3.00%